Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 15,425	₺ 980
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	49,785	109,338
Fair value [member] | Level 3 [member] | Investment properties in Izmir [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		52,110
Fair value [member] | Level 3 [member] | Investment properties in Gebze [member] | Income approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	17,960	16,690
Fair value [member] | Level 3 [member] | Investment properties in Ankara [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	15,915	15,160
Fair value [member] | Level 3 [member] | Investment properties in Istanbul [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	13,800	13,000
Fair value [member] | Level 3 [member] | Investment properties in adana [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		3,150
Fair value [member] | Level 3 [member] | Investment properties in Balikesir [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		3,112
Fair value [member] | Level 3 [member] | Other investment properties [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		3,970
Fair value [member] | Level 3 [member] | Other investment properties [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		₺ 2,146
Fair value [member] | Level 3 [member] | Investment properties in aydin [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 2,110